Expense Example - Payden Low Duration Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	$ 655